ACCOUNTS RECEIVABLE - Schedule of Changes in the Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance For Credit Losses [Abstract]
Balances at the beginning of the year	R$ (27,724)
Balances at the end of the year	(22,815)	R$ (27,724)
Accounts receivable
Allowance For Credit Losses [Abstract]
Balances at the beginning of the year	(27,724)	(27,234)
Additions	(22,424)	(27,643)
Reversals	21,504	26,051
Write-off of uncollectible amounts	5,829	1,102
Balances at the end of the year	R$ (22,815)	R$ (27,724)